MFS(R) Variable Insurance Trust

                          MFS(R) Research Bond Series

                      Supplement to the Current Prospectus

Effective December 31, 2009, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows, with respect to the Research Bond Series only:

Portfolio Manager(s)

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund, unless otherwise specified.

Portfolio Manager            Primary Role               Since           Title and Five Year History
Michael W. Roberge           Portfolio Manager,         2000            Executive Vice President of MFS;
                             General Oversight of a                     employed in the investment area of
                             Team of Investment                         MFS since 1996.
                             Professionals

Robert D. Persons            Portfolio Manager,         2006            Investment Officer of MFS; employed
                             General Oversight of a                     in the investment area of MFS since
                             Team of Investment                         2000.
                             Professionals

Jeffrey S. Wakelin           Portfolio Manager,         2006            Investment Officer of MFS; employed
                             General Oversight of a                     in the investment area of MFS since
                             Team of Investment                         2002.
                             Professionals

Joshua P. Marston            Portfolio Manager,         December 2009   Investment Officer of MFS; employed
                             General Oversight of a                     in the investment area of MFS since
                             Team of Investment                         1999.
                             Professionals

                The date of this Supplement is December 15, 2009.